Financial instruments - risk management (Details 3) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss before tax	£ (3,433)	£ (3,856)	£ (7,485)	£ (8,488)	£ (6,106)
Total equity	£ 8,727	£ 5,299	4,678	3,162	10,452	£ 6,718
Foreign currency sensitivity analysis [member] | US Dollar
IfrsStatementLineItems [Line Items]
Loss before tax			373	25
Total equity			373	25
Foreign currency sensitivity analysis [member] | Euro
IfrsStatementLineItems [Line Items]
Loss before tax			2	(1)	2
Total equity			2	(1)	2
Foreign currency sensitivity analysis [member] | Other
IfrsStatementLineItems [Line Items]
Loss before tax
Total equity